Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	$ (68)	$ (53)	$ 3
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net Asset (Liability)	(68)	(53)
Level 2 of fair value hierarchy | Commodity price risk
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	48	5
Risk Management Liability	116	58
Risk Management Net Asset (Liability)	(68)	(53)
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	46	5
Risk Management Liability	116	58
Risk Management Net Asset (Liability)	(70)	(53)
Level 2 of fair value hierarchy | Commodity price risk | Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	2	0
Risk Management Liability	0	0
Risk Management Net Asset (Liability)	$ 2	$ 0